Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of deferred taxes
	Property, plant and equipment, net	Intangible assets, net	Total

Balance as of January 1, 2020	(33)	(1,007)	(1,040)
Changes during the year:
Taxes on income	23	224	247
Balance as of December 31, 2020	(10)	(783)	(793)
	Property, plant and equipment, net	Intangible assets, net	Carryforward tax losses	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition due to business combination	(46)	(1,129)	149	(1,026)
Changes during the year:
Taxes on income	13	122	(149)	(14)
Balance as of December 31, 2019	(33)	(1,007)	-	(1,040)

Schedule of reconciliation of theoretical tax expense
	Year ended December 31,
	2020		2019		2018
	%	U.S. dollars in thousands	%	U.S. dollars in thousands	%	U.S. dollars in thousands

Loss before taxes on income, as reported in the statement of profit or loss	100	8,091	100	12,975	100	11,747
Theoretical tax saving on this profit or loss	(23)	(1,861)	(23)	(2,984)	(23)	(2,702)
Increase in taxes resulting from permanent differences - non-deductible expenses	1.1	86	8.0	1,039	4.5	524
Increase in taxes resulting from losses in the reported year for which deferred taxes were not recognized	18.9	1,529	15.2	1,968	18.6	2,184
Tax expenses	(3.04)	(246)	0.18	23	0.05	6